Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of employee benefits [Abstract]
Wages and salaries	¥ 388,238	¥ 280,786	¥ 230,516
Contributions to defined contribution plans	52,898	44,884	27,038
Employee benefits expense	¥ 441,136	¥ 325,670	¥ 257,554